Settlements Payable (Details) - USD ($)										1 Months Ended						3 Months Ended		11 Months Ended	12 Months Ended
	Dec. 20, 2018	Dec. 18, 2018	Dec. 01, 2018	Nov. 13, 2018	Nov. 13, 2018	Nov. 01, 2018	Oct. 18, 2018	Oct. 17, 2018	Oct. 03, 2018	Dec. 20, 2018	Nov. 27, 2018	Nov. 27, 2018	Nov. 18, 2018	Jul. 20, 2018	Feb. 28, 2018	Dec. 31, 2018	Dec. 31, 2018	Dec. 15, 2019	Sep. 30, 2018	Sep. 30, 2017
Settlements Payable (Textual)
Initial payment amount														$ 12,706
Monthly payments amount								$ 62,500						6,500
Final payment on January 27, 2020														3,850
Payments for settlements																			$ 101,350
Amount outstanding																$ 494,284	$ 494,284		$ 161,255
Settle amount to vendor				$ 161,700	$ 161,700
Convertible note amount		$ 6,000	$ 12,500	$ 90,000	$ 90,000	$ 12,500	$ 6,000		$ 12,500				$ 6,000
Debt conversion, description		The note bears interest at 12% and is convertible into the Company's common stock at 50% of the lowest closing bid price on the 30 trading days immediately preceding the notice of conversion.	The note bears interest at 10%, matures in six months and is convertible into the Company's common stock at 50% of the lowest closing bid price on the 30 trading days immediately preceding the notice of conversion.	The note (also discussed below) bears interest at 5% and matures in July 2019 and has a fixed discount conversion feature.	The note (also discussed below) bears interest at 5% and matures in July 2019 and has a fixed discount conversion feature.	The note bears interest at 10%, matures in six months and is convertible into the Company's common stock at 50% of the lowest closing bid price on the 30 trading days immediately preceding the notice of conversion.	The note bears interest at 12%, matures in six months and is convertible into the Company's common stock at 50% of the lowest closing bid price on the 30 trading days immediately preceding the notice of conversion.	The assigned portion of the note was restated to provide for conversion of interest and principal into common shares at 50% discount to the lowest bid price over the 20 trading days prior to conversion notification.	The note bears interest at 10%, matures in six months and is convertible into the Company's common stock at 50% of the lowest closing bid price on the 30 trading days immediately preceding the notice of conversion.				The note bears interest at 12% and is convertible into the Company's common stock at 50% of the lowest closing bid price on the 30 trading days immediately preceding the notice of conversion.						The notes are convertible into common shares at a discount of 50% to the lowest bid price in the 30 trading days immediately preceding the notice of conversion.
Gain on extinguishment of debt				$ 71,700												(14,057)	71,700		$ 151,978
Payments to plaintiff	$ 200,000									$ 200,000	$ 600,000	$ 600,000						$ 33,333
Employer payroll taxes taxes																$ 412,435	$ 412,435
HowCo [Member]
Settlements Payable (Textual)
Charges amount															$ 620,803
Monthly payments amount															$ 70,000
Amount outstanding																			$ 59,905
American Express [Member]
Settlements Payable (Textual)
Charges amount														$ 127,056